Summary of Significant Accounting Policies (Details) - shares	Dec. 31, 2017	Dec. 31, 2016
Investment in Partnership Interest [Abstract]
Percent of interest in the General Partners Controlling Interest	42.30%	42.20%
Interest in the General Partners Controlling Interest (in shares)	1,873,918	1,910,381